Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 15, 2012
Document And Entity Information
Entity Registrant Name	Onteco Corp
Entity Central Index Key	0001427352
Document Type	10-Q
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,209,550,635
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash in banks		$ 676
Due from NexPhase Lighting	659,220	405,528
Assets attributable to discontinued operations	6,043,458	3,209,574
Total current assets	6,702,678	3,615,778
Fixed assets:
Property and Equipment - Net	4,890	5,865
Other assets:
Security Deposits	7,589	7,589
Deposit on acquisition	105,000
Total other assets	112,589	7,589
Total assets	6,820,157	3,629,232
Current liabilities:
Bank overdraft	4,721
Accounts Payable	12,815
Accrued Interest	62,657	26,767
Accrued Employee Compensation		538,000
Advances from non-affiliated related parties	35,490	1,100
Notes payable, non-affiliated related parties	562,798	330,206
Notes payable, third parties	274,486	229,545
Liabilities attributable to discontinued operations	3,679,880	801,110
Total current liabilities	4,632,847	1,926,728
Other liabilities
Total liabilities	4,632,847	1,926,728
Commitments and contingencies (Note 10)
STOCKHOLDERS' DEFICIT
Series A preferred stock, 150,000 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	150	150
Series B preferred stock, nil shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively
Common stock $.001 par value 5,000,000,000 and 2,000,000,000 shares authorized, 648,391,560 and 923,444 shares issued and 648,391,316 and 923,200 shares outstanding at September 30, 2012 and December 31, 2011, respectively	648,391	923
Additional paid-in capital	6,094,884	4,353,363
Treasury stock, at cost (244 shares)	(61,000)	(61,000)
Deficit accumulated during the exploration stage	(4,495,115)	(2,590,932)
Total stockholders' equity (deficit)	2,187,310	1,702,504
Total liabilities and stockholders' equity (deficit)	$ 6,820,157	$ 3,629,232

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' DEFICIT
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	100,000,000
Series A Preferred stock shares issued	150,000	150,000
Series A Preferred stock shares outstanding	150,000	150,000
Series B Preferred stock shares issued	0	0
Series B Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	5,000,000,000	2,000,000,000
Common stock shares issued	648,391,560	923,444
Common stock shares outstanding	648,391,316	923,200

Consolidated Statements of Operations (unaudited) (USD $)	3 Months Ended		9 Months Ended		57 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Income Statement [Abstract]
Revenue
Cost of goods sold
Gross profit
Operating expenses:
General and administrative	21,276	19,793	59,424	42,337	276,210
Investor relations		6,060		124,072	124,072
Occupancy - Headquarters	12,691	12,428	39,251	33,140	90,121
Officer compensation	(90,000)	45,000		135,000	455,000
Professional fees	33,142	54,290	80,144	83,224	215,236
Staff Compensation	48,361	11,496	70,372	38,766	239,953
Stock-Based Compensation	25,000		25,000		430,205
Depreciation	325	325	975	975	2,275
Total operating expenses	50,795	149,392	275,166	457,514	1,833,072
Loss from operations	(50,795)	(149,392)	(275,166)	(457,514)	(1,833,072)
Other expenses:
Loss on dispotion of assets					567
Loss on settlement of debt (Note 11)	73,702		711,702		711,702
Interest expense	565,351	10,927	862,430	45,786	1,327,265
Write-off of project development costs				27,600	27,600
Write-off Amount Due from Others					1,000
Total Other Expenses	639,053	10,927	1,574,132	73,386	2,068,134
Net loss from continuing operations	(689,848)	(160,319)	(1,849,298)	(530,900)	(3,901,206)
Net loss from discontinued operations	80,222	18,200	(54,885)	(196,748)	(593,909)
Net loss	$ (609,626)	$ (142,119)	$ (1,904,183)	$ (727,648)	$ (4,495,115)
Net loss per share - Basic and diluted - continuing operations	$ 0	$ (0.55)	$ (0.01)	$ (2.4)
Net loss per share - Basic and diluted - discontinued operations	$ 0	$ 0.06	$ 0	$ (0.89)
Net loss per share - basic and diluted	$ 0	$ (0.49)	$ (0.01)	$ (3.29)
Weighted average number of shares oustanding during the period - Basic and diluted	302,575,501	291,980	162,231,875	221,345

Consolidated Statements of Cash Flows (unaudited) (USD $)	9 Months Ended		57 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,904,183)	$ (727,648)	$ (4,495,115)
Adjustments to Reconcile Net Loss To Cash Provided (Used) by Operations
License fee revenue realized
Depreciation	975	975	2,275
Loss on settlement of debt	711,702		711,702
Stock-based compensation	25,000		195,055
Stock issued for services		80,685	315,834
Cancellation of stock issued for services		(84,000)	(84,000)
Write-off of project development costs		27,600	27,600
Loss on disposition of software			567
Interest accrued on notes payable, non-affiliated related parties	52,582	62,295	149,337
Interest accrued on notes payable, third parties	17,138	12,105	29,490
Accretion of beneficial conversion feature as interest expense	770,023		1,307,692
Changes in operating assets and liabilities:
Due from NexPhase Lighting	(66,060)	(129,804)	(133,984)
Assets attributable to discontinued operations	(2,833,884)		(2,833,884)
Bank overdraft	4,721		4,721
Accounts Payable	12,815		12,815
Sales Tax Payable
Accrued compensation		135,000	538,000
Liabilities attributable to discontinued operations	2,878,770		2,878,770
Net cash used in operating activities	(330,401)	(622,792)	(1,373,125)
Cash flows used in investing activities:
Purchase of property and equipment			(567)
Project Development Costs			(27,600)
Net cash used in investing activities			(28,167)
Cash flows from financing activities:
Proceeds from issuance of note payable, non-affiliated related parties	73,650	400,450	837,105
Payments on notes payable, non-affiliated related parties	(34,000)	(14,905)	(60,655)
Proceeds from issuance of notes payable, third parties	308,000	259,000	636,100
Payments on notes payable, third parties	(52,315)		(52,315)
Advances from non-affiliated related parties, net	34,390		35,490
Proceeds from sale of common stock			5,567
Net cash provided by financing activities	329,725	644,545	1,401,292
Net increase (decrease) in cash	(676)	21,753
Cash at beginning of period	676	62,428
Cash at end of period		84,181
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of note payable, related parties to common stock	(204,150)		(358,366)
Conversion of accrued interest, related parties to common stock	(5,480)		(23,480)
Common stock issued	52,043		67,591
Additional paid in capital on stock issued	157,587		314,255
Conversion of note payable, third parties to common stock	(207,140)		(466,064)
Conversion of accrued interest, third parties to common stock	(10,385)		(15,785)
Common stock issued	156,338		156,819
Additional paid in capital on stock issued	61,187		325,030
Benefical conversion feature discount to notes payable, related parties	(575,066)		(1,054,389)
Benefical conversion feature discount to notes payable, third parties	(435,123)		(766,240)
Additional paid in capital	1,010,189		1,820,629
Conversion of accrued compensation to common stock	(50,000)		(50,000)
Common stock issued	50,000		50,000
Deposit on acquisition	(105,000)		(105,000)
Common stock issued	150,000		150,000
Additional paid in capital on stock issued	(45,000)		(45,000)
Notes payable, related parties	501,425		501,425
Accrued compensation	(501,425)		(501,425)
Due from NexPhase	(75,674)		(75,674)
Notes payable, third parties	75,674		75,674
Due from NexPhase	(111,958)		(111,958)
Common stock	189,087		189,087
Additional paid in capital on stock issued	(77,129)		(77,129)
Notes payable, related parties	(36,580)	(118,000)	(254,672)
Accrued interest	(2,225)		(28,247)
Notes payable, third parties	38,805	118,000	282,919
Net assets acquired in acquisition of NexPhase Lighting			(2,700,000)
Common stock issued			67,500
Additional paid in capital on stock issued			2,632,500
244,000 shares of stock acquired and placed in treasury		(61,000)	(61,000)
Issuance of notes payable to former investors in NexPhase		$ 61,000	$ 61,000

Nature of Business, Presentation, and Going Concern	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1. Nature of Business, Presentation, and Going Concern

Organization

Onteco Corporation ("the Company") was organized under the laws of the State of Nevada on December 31, 2007. The Company was established as part of the implementation of the Chapter 11 plan of reorganization of Arrin Systems, Inc. ("Arrin").  Arrin filed for Chapter 11 Bankruptcy in April 2007 in the U.S. Bankruptcy Court for the Southern District of California.  Arrin’s plan of reorganization was confirmed by the Court on December 12, 2007 and became effective on December 30, 2007.  The plan of reorganization provided for the establishment of the Issuer and the sale to the Issuer of Arrin’s proprietary software (used in the employee background screening industry) in exchange for 568 shares of InfoSpi’s common stock which were distributed to Arrin’s general unsecured creditors.

At that time, management believed the Company lacked the resources to effectively market its services on its own and therefore engaged in a search for a merger or acquisition partner with the resources to either develop this business or enter another line of business which will bring value to the Issuer's shareholders.

The Company was founded to develop innovative, practical and cost-effective solutions to some of the most significant environmental challenges facing industries and governments around the world. Additionally, these solutions must show promise of generating profits for the company. Specifically the company has determined that one industry that meets both of the above-mentioned prongs of criteria is the Energy Saving Lighting Industry.

Effective on February 14, 2011, the Board of Directors of the Company approved and authorized the execution of a definitive agreement dated February  14, 2011 (the “Agreement”) among the Company, NexPhase Lighting, Inc., a privately held Florida corporation (“NexPhase”)., and the shareholders of NexPhase (the “NexPhase Shareholders”). In accordance with the terms and provisions of the Agreement: (i) the Company acquired from the NexPhase Shareholders an aggregate 55,622,000 shares of common stock of NexPhase representing the total issued and outstanding shares of NexPhase; (ii) in exchange thereof, the Company issued to the NexPhase Shareholders an aggregate 67,500 shares of its restricted common stock generally in proportion to the equity holdings of the NexPhase Shareholders; (iii) NexPhase transferred and assigned to the Company all existing material contracts including those related to distribution, licensing and marketing and those dealing with the grant of rights for the use of any and all intellectual property; (iv) the Company assumed all other assets of NexPhase, including licenses, royalty rights, equipment, product designs, marketing and sale materials, logos, trademarks, copyrights and website; and (v) the Company further assumed all liabilities of NexPhase, including all trade and debt obligations.  Therefore, as of the February 14, 2011, NexPhase has become a wholly-owned subsidiary of the Company.

NexPhase is in the business of designing, developing, manufacturing and marketing a high quality and high efficiency full line of LED intelligent lighting fixtures and control systems for commercial applications and projects involving both new construction and retrofits (the “LED Lighting Fixtures”), as well as licensing its technologies to territories outside of the United States.

The Company’s Board of Directors has unanimously adopted a resolution, and has received shareholder approval, to authorize the Board to effectuate a Spin-Off of NexPhase upon receipt of all necessary regulatory approvals and the passage of all necessary waiting periods. The Board of Directors had determined that it would be in the Company’s best interest to effect the Spin-Off and has received the consent of holders of over 100% of the voting rights and power of the Company’s securities to authorize the Board of Directors to effect the Spin-Off.  The Company will issue shares of NexPhase to the existing shareholders of the Company on a pro-rated basis on or about November 15, 2012.  See Note 6 – Spin-Off of NexPhase Lighting and Note 7 – Licensing, Manufacturing and Distribution Agreement.

.

Effective October 25, 2012, the Company’s Board of Directors approved and authorized the execution of a share exchange agreement (the “Share Exchange Agreement”) with Cyber Centers Worldwide Corporation, a private Florida corporation (“CCWC”), and the shareholders of CCWC (the "CCWC Shareholders"). In accordance with the terms and provisions of the Share Exchange Agreement, the Company will acquire approximately 150,000,000 shares of common stock of CCWC and 1,000,000 shares of Series B preferred stock of CCWC, which represents 100% of the total issued and outstanding shares held of record by the CCWC Shareholders. In exchange for the acquisition of the capital shares of CCWC, the Company shall issue to the CCWC Shareholders on a pro rata basis 150,000,000 restricted shares of common stock of the Company and 1,000,000 shares of Series B preferred stock of the Company. This resulted in CCWC becoming the wholly-owned subsidiary of the Company. Prior to this share exchange, CCWC changed its name from Cyber Centers International Corporation ("CCIC").  See Note 5 – Acquisition of Cyber Centers Worldwide Corporation.

Organization (Continued)

In accordance with the Share Exchange Agreement and anticipated consummation of the spin-off of the Company's wholly-owned subsidiary, NexPhase Lighting Inc., the operations of the Company will change from the business of designing, developing, manufacturing and marketing a high quality and high efficiency full line of LED intelligent lighting fixtures and control systems for commercial applications and projects involving both new construction and retrofits. The business operations of the Company will be conducted through its new wholly-owned subsidiary, CCWC, which involves interactive online gaming within the entertainment industry. Over the past years, the founders of CCIC have invested private capital, time and effort and innovative technology in its product development. CCWC today is capitalizing on the emerging trends in interactive gaming and social marketing with a vision to become the benchmark in the gaming industry with a reputation for customer safety, security and quality customer service, while also upholding the interests of shareholders.

Stock Splits

On November 2, 2011, the Company's Board of Directors declared a one for one-thousand reverse stock split of all outstanding shares of common stock.  All common share and per common share data in these consolidated financial statements and related notes hereto have been retroactively adjusted to account for the effect of the reverse stock split for all periods presented prior to November 2, 2011.  The total number of authorized common shares and the par value thereof was not changed by the split.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for interim financial statement presentation and in accordance with Form 10-Q.  Accordingly, they do not include all of the information and footnotes required in annual financial statements.  In the opinion of management, the unaudited financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position and results of operations and cash flows.  All intercompany transactions and accounts have been eliminated in consolidation.  The results of operations presented are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

These unaudited financial statements should be read in conjunction with our 2011 annual financial statements included in our Annual Report on Form 10-K/A, filed with the U.S. Securities and Exchange Commission (“SEC”) on May 21, 2012.

Reclassifications

Certain items on the 2011 balance sheet, statement of operations and statement of cash flows have been reclassified to conform to current period presentation.

Development Stage Enterprise

Since its formation on December 31, 2007, the Company became a “development stage company” as defined in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) ASC Topic 915 “Development Stage Entities”.  To date, the Company's planned principal operations have not fully commenced.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The Company has incurred a net loss of $1,904,183 for the nine months ended September 30, 2012 and has incurred cumulative losses since inception of $4,495,115.  These factors raise substantial doubt about the ability of the Company to continue as a going concern.  The Company’s continuation as a going concern is dependent upon its ability to generate revenues, its ability to continue to raise investment capital, and to implement its business plan.  No assurance can be given that the Company will be successful in these efforts.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

Project Development Costs	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 2. Project Development Costs

On January 15, 2010 the Company engaged an engineering firm to design, plan and supervise the development of proprietary “critical reactor” equipment to be used in environmentally friendly sewer and sludge conversion and used tire and plastic recovery. The initial cost of this project, in the amount of $27,600 was capitalized pending the results of the Company’s efforts to commercialize this technology. On September 30, 2011, Management determined that although the critical reactor project was commercially feasible, it was in the best interest of the company to commit all future funding to the NexPhase Lighting subsidiary.  Therefore, on September 30, 2011, the project development cost in the amount of $27,600 was written off.

Notes Payable - Non-affiliated Related Parties	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 3. Notes Payable - Non-affiliated Related Parties
	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts
Notes Payable -- Related Parties - Onteco

On February 10, 2010 the Company entered into a convertible promissory note with a web designer for services rendered in the amount of $3,150. Terms include bonus interest of $315, the note is payable on demand and has no stated interest rate or due date. On January 3, 2011 the parties amended the terms and conditions of the promissory note as follows:

On January 5, 2011, the note was assigned from the web designer to a non-affiliated related party investment firm.  The “Note Conversion Price” shall be adjusted from $0.03 to the par value of the common stock, or $0.001 per share representing 3,465,000 unregistered common shares. No payments have been made on this note.

On February 25, 2011 a portion of the note in the amount of $1,316 was converted to Common Stock.  The note is currently in default.

	$2,149	$-	$2,149	$2,149	$-	$2,149

On June 7, 2010 the Company entered into a convertible promissory note with an investor in the amount of $5,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.03. No payments have been made on this note.	5,000	-	5,000	5,000	-	5,000

On August 9, 2010 the Company entered into a convertible promissory note with an investor in the amount of $5,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $5,000 was converted to Common Stock.	-	-	-	5,000	-	5,000

On August 25, 2010 the Company entered into a convertible promissory note with an investor in the amount of $4,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note.	4,000	-	4,000	4,000	-	4,000

On September 2, 2010 the Company entered into a convertible promissory note with an investor in the amount of $20,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $20,000 was converted to Common Stock.	-	-	-	20,000	-	20,000

On October 13, 2010 the Company entered into a convertible promissory note with an investor in the amount of $3,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note.	3,000	-	3,000	3,000	-	3,000

On October 29, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $30,000. Terms include simple interest at twelve percent (12.0%), the note is due on October 29, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.  The note is currently in default.

During the nine months ended September 30, 2012, a portion of the note in the amount of $27,000 was converted to Common Stock.

	3,000	-	3,000	30,000	-	30,000

On November 4, 2010 the Company entered into a convertible promissory note with an investor in the amount of $19,600. The note is payable on demand, includes bonus interest of $1,600, has no due date and is convertible at a rate of $0.001 per share. No payments have been made on this note.	19,600	-	19,600	19,600	-	19,600

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On November 8, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $5,500. Terms include bonus interest of $500, the note is payable on demand and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $5,500 was converted to Common Stock.	-	-	-	5,500	-	5,500

On November 15, 2010 the Company entered into a convertible promissory note with an investor in the amount of $28,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $28,000 was converted to Common Stock.	-	-	-	28,000	-	28,000

On November 30, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $9,300. Terms include bonus interest of $930, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $9,300, plus $930 of bonus interest, was converted to Common Stock.	-	-	-	9,300	-	9,300

On December 15, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $15,500. Terms include simple interest at ten percent (10.0%), the note is due on December 15, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	15,500	-	15,500	15,500	-	15,500

On January 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on January 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	1,000	-	1,000	1,000	(27)	973

On February 23, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $21,600. Terms include simple interest at ten percent (10.0%), the note is due on February 23, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the six months ended June 30, 2012, the note in the amount of $21,600 was converted to Common Stock.

	-	-	-	21,600	(3,195)	18,405

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On March 1, 2011 the Company entered into a convertible promissory note assigned from NexPhase in the amount of $60,000. Terms include simple interest at ten percent (10.0%), the note is due on March 1, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $49,000 has been converted to Common Stock.  The note is currently in default.

	11,000	-	11,000	11,000	(1,833)	9,167

On March 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on March 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(574)	2,426

On March 31, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,500. Terms include simple interest at ten percent (10.0%), the note is due on March 31, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note plus $600 of accrued interest has been converted to Common Stock.

	-	-	-	5,500	(1,367)	4,133

On March 31, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,500. Terms include simple interest at ten percent (10.0%), the note is due on March 31, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

During the nine months ended September 30, 2012, a portion of the note in the amount of $5,500 has been converted to Common Stock.  The note is currently in default.

	1,000	-	1,000	6,500	(1,616)	4,884

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On April 14, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $17,500. Terms include simple interest at ten percent (10.0%), the note is due on April 14, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $11,000 was converted to Common Stock.  The note is currently in default.

	6,500	-	6,500	17,500	(5,020)	12,480

On April 15, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $27,000. Terms include simple interest at ten percent (10.0%), the note is due on April 15, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $25,000 was converted to Common Stock.  The note is currently in default.

	2,000	-	2,000	27,000	(7,819)	19,181

On April 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on April 18, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note in the amount of $1,000 was converted to Common Stock. The note is currently in default.

	-	-	-	1,000	(298)	702

On April 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on April 18, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,000	-	2,000	2,000	(595)	1,405

On April 21, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on April 21, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	5,000	-	5,000	5,000	(1,530)	3,470

On April 27, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on April 27, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,500	-	2,500	2,500	(806)	1,694

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On April 28, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on April 28, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,500	-	2,500	2,500	(813)	1,687

On May 16, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on May 16, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	15,000	-	15,000	15,000	(5,614)	9,386

On June 1, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on June 1, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(1,254)	1,746

On June 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on June 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(1,327)	1,673

On June 20, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,500. Terms include simple interest at ten percent (10.0%), the note is due on June 20, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note balance of $6,500, plus accrued interest of $671, was converted to Common Stock.

	-	-	-	6,500	(3,054)	3,446

On June 24, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on June 24, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.  The note is currently in default.

During the nine months ended September 30, 2012, a portion of the note in the amount of $250, plus accrued interest of $11, was converted to Common Stock.

	1,750	-	1,750	2,000	(961)	1,039

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On August 4, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on August 4, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note balance of $15,000, plus accrued interest of $868, was converted to Common Stock.	-	-	-	15,000	(8,893)	6,107

On August 4, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $20,000. Terms include simple interest at ten percent (10.0%), the note is due on August 4, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $18,000 was converted to Common Stock.	2,000	-	2,000	20,000	(11,857)	8,143

On August 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on August 18, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,500	-	2,500	2,500	(1,577)	923

On September 13, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,000. Terms include simple interest at ten percent (10.0%), the note is due on September 13, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	6,000	-	6,000	6,000	(4,212)	1,788

On September 22, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on September 22, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,000	-	1,000	1,000	(726)	274

On September 28, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on September 28, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,000	-	2,000	2,000	(1,189)	811

On October 6, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,800. Terms include simple interest at ten percent (10.0%), the note is due on October 6, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	5,800	(10)	5,790	5,800	(444)	5,356

On October 21, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,700. Terms include simple interest at ten percent (10.0%), the note is due on October 21, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,700	(39)	1,661	1,700	(548)	1,152

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On November 23, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on November 23, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,000	(118)	1,882	2,000	(717)	1,283

On December 5, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $11,500. Terms include simple interest at ten percent (10.0%), the note is due on December 5, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	11,500	(830)	10,670	11,500	(4,273)	7,227

On January 8, 2012 the Company converted accrued compensation and entered into a convertible promissory note with its former Chief Executive Officer in the amount of $501,425. Terms include simple interest at six and one-quarter percent (6.25%), the note is due on January 8, 2013 and is convertible at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. During the nine months ended September 30, 2012, $20,000 has been paid on the note.	481,425	(137,001)	344,424	-	-	-

On January 20, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $17,700. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	17,700	-	17,700	-	-	-

On January 26, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $36,580. Terms include simple interest at ten percent (10.0%), the note is due on January 26, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. On August 15, 2012, the note plus accrued interest of $2,225 was assigned to a third party investment firm.	-	-	-	-	-	-

On February 3, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	3,000	-	3,000	-	-	-

On February 27, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $900. Terms include simple interest at ten percent (10.0%), the note is due on February 27, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	900	(368)	532	-	-	-

On March 20, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,370. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,370	-	1,370	-	-	-

On March 21, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,600. Terms include simple interest at ten percent (10.0%), the note is due on March 21, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,600	(754)	846	-	-	-

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On March 28, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $11,500. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	11,500	-	11,500	-	-	-

On July 9, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on July 9, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,000	(772)	228	-	-	-

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 100,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $27,500 including premium interest of ten percent (10.0%) ($2,500), the note is due on June 30, 2012. Payments totaling $7,453 have been made on this note during the year ended December 31, 2011. Payments totaling $12,000 have been made on this note during the six months ended June 30, 2012. The note is currently in default.	8,048	-	8,048	20,048	-	20,048

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 20,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $5,500 including premium interest of ten percent (10.0%) ($500), the note is due on June 30, 2012. No payments have been made on this note. Payments totaling $1,490 have been made on this note during the year ended December 31, 2011. The note is currently in default.	4,010	-	4,010	4,010	-	4,010

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 24,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $6,600 including premium interest of ten percent (10.0%) ($600), the note is due on June 30, 2012. No payments have been made on this note. The note is currently in default.	6,600	-	6,600	6,600	-	6,600

On March 31, 2011the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 20,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $5,500 including premium interest of ten percent (10.0%) ($500), the note is due on June 30, 2012. No payments have been made on this note. The note is currently in default.	5,500	-	5,500	5,500	-	5,500

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 80,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $22,000 including premium interest of ten percent (10.0%) ($2000), the note is due on June 30, 2012. On June 21 2011, a payment in the amount of $2,200 was made on this note. Payments totaling $5,962 have been made on this note during the year ended December 31, 2011. Payments totaling $2,000 have been made on this note during the six months ended June 30, 2012. The note is currently in default.	14,038	-	14,038	16,038	-	16,038

Notes Payable -- Related Parties	$702,690	$(139,892)	$562,798	$402,345	$(72,139)	$330,206

Notes Payable - Third Parties	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 4. Notes Payable - Third Parties
	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On January 17, 2010 the Company entered into a convertible promissory note with an advisory firm for services rendered in the amount of $59,000. Terms include bonus interest of $5,900, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 1,771,667 unregistered common shares. Total payments of $11,750 have been made on this note.	$53,150	$-	$53,150	$53,150	$-	$53,150

On February 10, 2010 the Company entered into a convertible promissory note with a project consultant for services rendered in the amount of $7,800. Terms include bonus interest of $780, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 286,000 unregistered common shares. No payments have been made on this note.	8,580	-	8,580	8,580	-	8,580

On February 10, 2010 the Company entered into a convertible promissory note with an engineering firm for services rendered in the amount of $27,600. Terms include bonus interest of $2,760, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 1,012,000 unregistered common shares. No payments have been made on this note.	30,360	-	30,360	30,360	-	30,360

On June 7, 2010 the Company entered into a convertible promissory note with an investor in the amount of $10,000. The note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 333,333 unregistered common shares. No payments have been made on this note.	10,000	-	10,000	10,000	-	10,000

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On July 19, 2010 the Company entered into a convertible promissory note with an investor in the amount of $2,500. The note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 83,333 unregistered common shares. No payments have been made on this note.	2,500	-	2,500	2,500	-	2,500

On April 28 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $56,000. Terms include simple interest at eight percent (8.0%), the note is due on January 31 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice.

As of December 31, 2011, a portion of the note in the amount of $35,500 has been converted to Common Stock.  During the six months ended June 30, 2012, the remainder of the note in the amount of $20,500 was converted to Common Stock.

	-	-	-	20,500	(1,524)	18,976

On June 20, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $53,000. Terms include simple interest at eight percent (8.0%), the note is due on March 22, 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $53,000 was converted to Common Stock.	-	-	-	53,000	(10,497)	42,503

On August 24, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on April 24, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $15,000 plus accrued interest of $2,425 was converted to Common Stock.	-	-	-	15,000	(7,069)	7,931

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On September 1, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $50,000. Terms include simple interest at eight percent (8.0%), the note is due on June 6, 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $50,000 was paid plus accrued interest of $2,315 and a redemption premium of $22,685.	-	-	-	50,000	(18,877)	31,123

On October 26, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $12,000. Terms include simple interest at twelve percent (12.0%), the note is due on October 26, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $12,000 plus accrued interest of $2,175 was converted to Common Stock.	-	-	-	12,000	(9,835)	2,165

On October 26, 2011 the Company entered into a convertible promissory note with a an investment firm in the amount of $78,124. Terms include simple interest at twelve percent (12.0%), the note is due on June 26, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice.

The note was assigned from a non-affiliated related party investment firm.  No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $38,124 has been converted to Common Stock.  During the six months ended June 30, 2012, the remainder of the note in the amount of $40,000 was converted to Common Stock.

	-	-	-	40,000	(29,180)	10,820

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On December 5, 2011 the Company entered into a convertible promissory note with a an investment firm in the amount of $25,000. Terms include simple interest at ten percent (10.0%), the note is due on December 5, 2012 and is convertible at the option of the holder at a the lesser of par ($0.001) or a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice.

The note was assigned from a non-affiliated related party investment firm.  No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $6,800 has been converted to Common Stock.  During the nine months ended September 30, 2012, the remainder of the note in the amount of $18,200 was converted to Common Stock.

	-	-	-	18,200	(6,763)	11,437

On February 7, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $32,500. Terms include simple interest at eight percent (8.0%), the note is due on November 9, 2012 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $21,300 was converted to Common Stock.	11,200	(1,272)	9,928	-	-	-

On February 10, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $19,000. Terms include simple interest at ten percent (10.0%), the note is due on February 10, 2013 and is convertible at the option of the holder at a price of $0.001. No payments have been made on this note.	19,000	(6,904)	12,096	-	-	-

On April 2, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $75,000. Terms include simple interest at ten percent (10.0%), the note is due on April 2, 2013 and is convertible at the option of the holder at a price of $0.001. The note was assigned from a non-affiliated related party investment firm. No payments have been made on this note.	75,000	(37,808)	37,192	-	-	-

On April 3, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $37,500. Terms include simple interest at eight percent (8.0%), the note is due on January 9, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.	37,500	(11,015)	26,485	-	-	-

On May 21, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $37,500. Terms include simple interest at eight percent (8.0%), the note is due on February 25, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.	32,500	(13,874)	18,626	-	-	-

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On December 15, 2010 the Company entered into a convertible promissory note with a non affiliate related party in the amount of $40,000. Terms include simple interest at twelve percent (12%), the note was due on December 15, 2011 and was convertible convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

On July 12, 2012, the note was assigned from the non affiliate related party to a thrid party investor firm.  The balance of the note assigned, including accrued interest, was $52,015.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at twelve percent (12.0%), the note is due on July 12, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the lowest trading price during the three days prior to the date of the conversionon notice.  No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $24,915 was converted to Common Stock.

	27,100	(21,160)	5,940	-	-	-

On July 12, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $26,500. Terms include simple interest at twelve percent (12.0%), the note is due on March 12, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to average of the lowest three trading prices during the ten day period prior to the date of the conversion notice. No payments have been made on this note.	26,500	(20,691)	5,809	-	-	-

On December 10, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $40,000. Terms include simple interest at twelve percent (12.0%), the note is due on December 8, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

On March 11, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $20,000. Terms include simple interest at twelve percent (12.0%), the note is due on March 11, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

On July 31, 2012, the notes were assigned from the non affiliate related parties to a thrid party investor firm.  The balance of the notes assigned, including accrued interest, was $75,674.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at twelve percent (12.0%), the note is due on July 31, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the lowest trading price during the three days prior to the date of the conversionon notice.  No payments have been made on this note.

	75,674	(63,026)	12,648	-	-	-

On August 1, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $32,500. Terms include simple interest at eight percent (8.0%), the note is due on May 3, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the avaerage of the two lowest trading prices during the thirty trading day period prior to the date of the conversion notice. No payments have been made on this note.	32,500	(20,789)	11,711	-	-	-

On August 14, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $42,500. Terms include simple interest at eight percent (8.0%), the note is due on May 16, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the avaerage of the three lowest trading prices during the ten trading day period prior to the date of he conversion notice. No payments have been made on this note.	42,500	(28,830)	13,670	-	-	-
	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On January 26, 2012 the Company entered into a convertible promissory note with a non affiliate related party in the amount of $36,580. Terms include simple interest at twelve percent (10%), the note was due on January 26, 2013 and was convertible at the option of the holder at a price of $0.001 per share.

On August 15, 2012, the note was assigned from the non affiliate related party to a thrid party investment firm.  The balance of the note assigned, including accrued interest, was $38,805.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at ten percent (10.0%), the note is due on January 26, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the average of the three lowest trading price during the ten day period prior to the date of the conversionon notice.  No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $2,225 was converted to Common Stock.

	36,580	(21,543)	15,037	-	-	-

On August 16, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on August 16, 2013 and is convertible at the option of the holder at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. No payments have been made on this note.	5,000	(4,383)	617	-	-	-

On September 20, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on September 20, 2013 and is convertible at the option of the holder at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. No payments have been made on this note.	5,000	(4,862)	138	-	-	-

Total - Notes Payable -- Third Parties	$530,644	$(256,157)	$274,487	$313,290	$(83,745)	$229,545

Acquisition of Cyber Centers Worldwide Corporation	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 5. Acquisition of Cyber Centers Worldwide Corporation

Effective October 25, 2012, the Company’s Board of Directors approved and authorized the execution of a share exchange agreement (the “Share Exchange Agreement”) with Cyber Centers Worldwide Corporation, a private Florida corporation (“CCWC”), and the shareholders of CCWC (the "CCWC Shareholders"). In accordance with the terms and provisions of the Share Exchange Agreement, the Company will acquire approximately 150,000,000 shares of common stock of CCWC and 1,000,000 shares of Series B preferred stock of CCWC, which represents 100% of the total issued and outstanding shares held of record by the CCWC Shareholders. In exchange for the acquisition of the capital shares of CCWC, the Company shall issue to the CCWC Shareholders on a pro rata basis 150,000,000 restricted shares of common stock of the Company and 1,000,000 shares of Series B preferred stock of the Company. This resulted in CCWC becoming the wholly-owned subsidiary of the Company. Prior to this share exchange, CCWC changed its name from Cyber Centers International Corporation ("CCIC").

On September 11, 2012, the Company issued the 150,000,000 shares of common stock to the shareholders of CCWC.  The shares were valued at the market price per share on the date of issue of $0.0007, for a total of $105,000, and are classified on the balance sheet as a deposit on acquisition.

In accordance with the Share Exchange Agreement and anticipated consummation of the spin-off of the Company's wholly-owned subsidiary, NexPhase Lighting Inc., the operations of the Company will change from the business of designing, developing, manufacturing and marketing a high quality and high efficiency full line of LED intelligent lighting fixtures and control systems for commercial applications and projects involving both new construction and retrofits. The business operations of the Company will be conducted through its new wholly-owned subsidiary, CCWC, which involves interactive online gaming within the entertainment industry. Over the past years, the founders of CCIC have invested private capital, time and effort and innovative technology in its product development. CCWC today is capitalizing on the emerging trends in interactive gaming and social marketing with a vision to become the benchmark in the gaming industry with a reputation for customer safety, security and quality customer service, while also upholding the interests of shareholders.

Spin-Off of NexPhase Lighting	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 6. Spin-Off of NexPhase Lighting

The Company’s Board of Directors has unanimously adopted a resolution, and has received shareholder approval, to authorize the Board to effectuate a Spin-Off of NexPhase upon receipt of all necessary regulatory approvals and the passage of all necessary waiting periods. The Board of Directors had determined that it would be in the Company’s best interest to effect the Spin-Off and has received the consent of holders of over 100% of the voting rights and power of the Company’s securities to authorize the Board of Directors to effect the Spin-Off.  The Company will issue shares of NexPhase to the existing shareholders of the Company on a pro-rated basis on or about November 15, 2012.

Since the acquisition of NexPhase, the Company has provided working capital to NexPhase.  Amounts due from NexPhase are $659,220 and $405,528 at September 30, 2012 and December 31, 2011, respectively.

Due to the transfer of the assets and liabilities of NexPhase to the shareholders, the accounting for NexPhase in this period and historically would be classified as a discontinued operation. Accordingly, the Company has excluded results for NexPhase from its continuing operations in the Consolidated Statement of Operations for all periods presented.  The following table shows the results of NexPhase included in the loss from discontinued operations:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Revenue	$102,782	$203,024	$171,303	$282,461
Cost of goods sold	-	219	828	36,229
Gross profit	102,782	202,805	170,475	246,232

Operating expenses:
General and administrative	713	27,661	11,911	57,175
Investor relations	-	-	-	21,440
Occupancy - Headquarters	-	6,939	-	20,406
Professional fees	-	730	-	14,609
Staff compensation	-	135,909	42,504	294,309
Depreciation	5,646	2,142	18,895	6,427
Total operating expenses	6,359	173,381	73,310	414,366

Income (loss) from discontinued operations	96,423	29,424	97,165	(168,134)

Other expenses:
Interest expense	16,201	11,224	152,050	28,614

Net income (loss) from discontinued operations	$80,222	$18,200	$(54,885)	$(196,748)

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	September 30,	December 31,
	2012	2011
ASSETS
Current assets:
Cash in banks	$7,720	$41,128
Accounts receivable	-	2,251
Due from licensee	200,000	-
Inventories	79,345	74,947
Total current assets	287,065	118,326

Property and equipment, net	85,234	97,979
Marketable securities	2,677,890	-
Intellectual property	2,989,149	2,989,149
Security deposits	4,120	4,120

Total assets of discontinued operations	$6,043,458	$3,209,574

LIABILITIES
Current liabilities:
Accounts payable	$56,117	$112,046
Accrued interest	46,968	38,244
Sales tax payable	2,679	2,678
Due to Onteco	659,220	405,528
Deferred license fee revenue, current	411,128	-
Notes payable, non-affiliated related parties	208,309	242,614
Deferred license fee revenue, non current	2,295,459	-

Total liabilities of discontinued operations	$3,679,880	$801,110

Licensing, Manufacturing and Distribution Agreement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 7. Licensing, Manufacturing and Distribution Agreement

Effective on April 30, 2012, the Board of Directors of Onteco Corporation, a Nevada corporation (the “Company”), approved and authorized the execution of a licensing, manufacturing and distribution agreement (the “Agreement”) with Jarlyn S.A., an Uruguayan corporation (“Jarlyn”). In accordance with the terms and provisions of the Agreement, Jarlyn shall be designated the exclusive licensee, manufacturer, distributor and re-seller of certain licensed technologies within the Oriental Republic of Uruguay (the “Territory”).

In accordance with the terms and provisions of the Agreement: (i) the Company shall grant to Jarlyn an exclusive license to the Licensed Technology Products, for the manufacturing and distribution of the Licensed Technologies, and for the use of the trademark in the Territory; (ii) the Company shall grant to Jarlyn exclusive distribution rights for the direct sale and resale to resellers or other channels of the Licensed Technology Products in the Territory; (iii) Jarlyn shall compensate the Company for the granting of the license and rights pertaining to the Licensed Technology Products by the transfer to the Company of 1,000,000 shares of common stock held of record by Jarlyn in a publicly traded company acceptable to the Company; (iv) Jarlyn shall further compensate the Company for the granting of the license and rights pertaining to the Licensed Technology Products  by the payment of the sum of $200,000  U.S. Dollars as a one-time cash licensing fee; and (v) Jarlyn shall pay to the Company a royalty of ten percent (10%) of all gross revenues received by Jarlyn or its affiliates relating to sales, installation and services associated with the Licensed Technologies in the Territory.  The agreement is for a period of seven (7) years.

As of June 30, 2012, the Company has valued the common stock to be received at $2,677,890.  The Company has assigned the licensing, manufacturing and distribution agreement, along with its related assets and deferred revenues, to NexPhase which will be included in the spin-off (See Note 6 – Spin-Off of NexPhase Lighting)

Executive Compensation Agreement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 8. Executive Compensation Agreement

On January 8, 2010, the Company entered an Executive Employment Agreement effective January 11, 2010 with its Chief Executive Officer. Terms of the agreement include an inception bonus of $150,000 and monthly payments of $15,000. The agreement expires on December 31, 2013.

During the years ended December 31, 2011 and 2010, the Company recorded executive compensation expenses to the Company's chief executive officer; $180,000 and $180,000 respectively, resulting in an accrued employee compensation liability of $488,000 at December 31, 2011.

On November 25, 2010, effective with the change in control, the chief executive officer resigned. The executive compensation agreement remains in effect through December 31, 2013.

Oh January 8, 2012, the Company and its former Chief Executive Officer entered into an agreement to terminate the executive compensation agreement and the Company issued a convertible promissory note for the accrued compensation and interest thereon totally $501,425.  The note is due January 8, 2013, bears interest at 6.25% and is convertible at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less.

Stockholders' Equity (Deficit) and Common Stock	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 9. Stockholders' Equity (Deficit) and Common Stock

On August 22, 2012, our Board of Directors and shareholders holding a majority of the total issued and outstanding shares of common stock pursuant to written consents in lieu of a meeting approved a further amendment to our Articles of Incorporation to increase the authorized capital (the “2012 Amendment”). The 2012 Amendment was filed with the Nevada Secretary of State on August 22, 2012 increasing our authorized capital from 300,000,000 shares of common stock to 5,000,000,000 shares of common stock, par value $0.001. The authorized capital of preferred stock remained unchanged at 10,000,000 shares, par value $0.001.

On January 4, 2012, the Board of Directors approved the issuance of 18,422 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 28, 2011 in the amount of $3,500. In accordance with the terms of the note, the shares were issued at $0.19 per share.

On January 4, 2012, the Board of Directors approved the issuance of 40,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $6,000. In accordance with the terms of the note, the shares were issued at $0.15 per share.

On January 24, 2012, the Board of Directors authorized the issuance of an aggregate 50,000,000 shares of its restricted common stock at a per share price of $0.001. Of the 50,000,000 shares of restricted common stock issued, an aggregate 30,000,000 shares were issued to Dror Svorai, the President/Chief Executive Officer of the Company, in recognition of his outstanding services, loyalty and dedication to the Company during the period of November 23, 2011 through January 23, 2011. Of the 50,000,000 shares of restricted common stock issued, an aggregate 20,000,000 shares were issued to Jon Cooper, the President of NexPhase Lighting Inc., in recognition of his business accomplishments to the Company during fiscal year 2011.

On January 17, 2012, the Board of Directors approved the issuance of 45,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $1,350. In accordance with the terms of the note, the shares were issued at $0.03 per share.

On January 25, 2012, the Board of Directors approved the issuance of 2,357,951 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 23, 2011 in the amount of $23,600. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On January 25, 2012, the Board of Directors approved the issuance of 107,767 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 18, 2011 in the amount of $1,078. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On January 25, 2012, the Board of Directors approved the issuance of 34,282 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 21, 2011 in the amount of $343. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On January 27, 2012, the Board of Directors approved the issuance of 214,286 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 28, 2011 in the amount of $12,000. In accordance with the terms of the note, the shares were issued at $0.056 per share.

On January 30, 2012, the Board of Directors approved the issuance of 2,700,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 29, 2010 in the amount of $27,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On January 30, 2012, the Board of Directors approved the issuance of 227,500 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated December 5, 2011 in the amount of $18,200. In accordance with the terms of the note, the shares were issued at $0.08 per share.

On February 1, 2012, the Board of Directors approved the issuance of 2,800,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated November 15, 2010 in the amount of $28,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On February 2, 2012, the Board of Directors approved the issuance of 67,115 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.0745 per share.

On February 15, 2012, the Board of Directors approved the issuance of 148,148 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $10,000. In accordance with the terms of the note, the shares were issued at $0.0675 per share.

On February 15, 2012, the Board of Directors approved the issuance of 107,259 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 28, 2011 in the amount of $7,240. In accordance with the terms of the note, the shares were issued at $0.0675 per share.

On February 17, 2012, the Board of Directors approved the issuance of 274,726 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $12,500. In accordance with the terms of the note, the shares were issued at $0.0455 per share.

On February 21, 2012, the Board of Directors approved the issuance of 277,778 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $15,000. In accordance with the terms of the note, the shares were issued at $0.054 per share.

On February 21, 2012, the Board of Directors approved the issuance of 2,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 15, 2012 in the amount of $25,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On February 27, 2012, the Board of Directors approved the issuance of 3,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated May 24, 2011 in the amount of $30,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On March 1, 2012, the Board of Directors approved the issuance of 3,400,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $3,400. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 1, 2012, the Board of Directors approved the issuance of 3,600,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $3,600. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 1, 2012, the Board of Directors approved the issuance of 3,800,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $3,800. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 1, 2012, the Board of Directors approved the issuance of 4,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $4,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 8, 2012, the Board of Directors approved the issuance of 434,783 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $12,000. In accordance with the terms of the note, the shares were issued at $0.0276 per share.

On March 14, 2012, the Board of Directors approved the issuance of 434,783 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $10,000. In accordance with the terms of the note, the shares were issued at $0.023 per share.

On March 15, 2012, the Board of Directors approved the issuance of 1,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated September 2, 2010 in the amount of $10,000. In accordance with the terms of the note, the shares were issued at $0.01 per share.

On March 20, 2012, the Board of Directors approved the issuance of 2,200,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 23, 2011 in the amount of $11,000. In accordance with the terms of the note, the shares were issued at $0.005 per share.

On March 20, 2012, the Board of Directors approved the issuance of 1,800,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $9,000. In accordance with the terms of the note, the shares were issued at $0.005 per share.

On March 22, 2012, the Board of Directors approved the issuance of 426,394 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $6,395. In accordance with the terms of the note, the shares were issued at $0.015 per share.

On March 27, 2012, the Board of Directors approved the issuance of 469,364 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $8,120. In accordance with the terms of the note, the shares were issued at $0.0173 per share.

On March 29, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 9, 2010 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On March 30, 2012, the Board of Directors approved the issuance of 1,357,302 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $10,180. In accordance with the terms of the note, the shares were issued at $0.0745 per share.

On April 9, 2012, the Board of Directors approved the issuance of 2,700,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated March 31, 2011 in the amount of $5,600. In accordance with the terms of the note, the shares were issued at $0.0021 per share.

On April 9, 2012, the Board of Directors approved the issuance of 4,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 4, 2011 in the amount of $9,000. In accordance with the terms of the note, the shares were issued at $0.002 per share.

On April 17, 2012, the Board of Directors approved the issuance of 2,158,429 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 24, 2011 in the amount of $10,000. In accordance with the terms of the note, the shares were issued at $0.0046 per share.

On April 25, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated September 2, 2010 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On April 25, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On April 25, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2011 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On April 26, 2012, the Board of Directors approved the issuance of 6,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $6,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On May 2, 2012, the Board of Directors approved the issuance of 1,598,280 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 24, 2011 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.0046 per share.

On May 8, 2012, the Board of Directors approved the issuance of 5,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2011 in the amount of $5,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On May 23, 2012, the Board of Directors approved the issuance of 5,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated September 2, 2010 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On May 29, 2012, the Board of Directors approved the issuance of 3,634,616 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 26, 2011 in the amount of $12,000. In accordance with the terms of the note, the shares were issued at $0.0039 per share.

On May 29, 2012, the Board of Directors approved the issuance of 5,600,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $5,600. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On May 29, 2012, the Board of Directors approved the issuance of 6,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated March 31, 2011 in the amount of $6,000. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 1, 2012, the Board of Directors approved the issuance of 8,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 1, 2011 in the amount of $8,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 2, 2012, the Board of Directors approved the issuance of 5,800,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 1, 2011 in the amount of $5,800. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 9, 2012, the Board of Directors approved the issuance of 5,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated November 8, 2010 in the amount of $5,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 12, 2012, the Board of Directors approved the issuance of 8,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated November 8, 2010 in the amount of $8,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 13, 2012, the Board of Directors approved the issuance of 8,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 20, 2011 in the amount of $8,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 16, 2012, the Board of Directors approved the issuance of 8,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 1, 2011 in the amount of $8,500. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 26, 2012, the Board of Directors approved the issuance of 10,230,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated November 30, 2010 in the amount of $10,230. In accordance with the terms of the note, the shares were issued at $0.001 per share.

On July 31, 2012, the Board of Directors approved the issuance of 10,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.0005 per share.

On August 13, 2012, the Board of Directors approved the issuance of 11,111,112 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $5,000. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On August 21, 2012, the Board of Directors approved the issuance of 10,576,923 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2012 in the amount of $5,500. In accordance with the terms of the note, the shares were issued at $0.0005 per share.

On August 22, 2012, the Board of Directors approved the issuance of 11,200,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $4,480. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On August 31, 2012, the Board of Directors authorized the issuance of 50,000,000 shares of its restricted common stock at a per share price of $0.001 to Jorge Schcolnik as partial compensation in connection with his appointment as the President and a Director of the Company. The shares were valued at $0.0005, the market value of the shares on the date of issuance, for a total of $25,000.

On September 4, 2012, the Board of Directors approved the issuance of 14,141,360 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $3,535. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 11, 2012, the Board of Directors approved the issuance of 150,000,000 unregistered common shares to the shareholders of CCWC as an initial deposit relating to the acquisition of CCWC.  The shares were valued at $0.0007, the market value per share on the date of issuance, for a total of $105,000.

On September 13, 2012, the Board of Directors approved the issuance of 10,714,286 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2012 in the amount of $3,000. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 13, 2012, the Board of Directors approved the issuance of 7,945,964 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated August 15, 2012 in the amount of $2,225. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 13, 2012, the Board of Directors approved the issuance of 23,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $6,900. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 14, 2012, the Board of Directors approved the issuance of 23,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 23, 2011 in the amount of $3,067. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On September 17, 2012, the Board of Directors approved the issuance of 24,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 11, 2011 in the amount of $3,200. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On September 18, 2012, the Board of Directors approved the issuance of 25,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated March 02, 2011 in the amount of $3,542. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On September 19, 2012, the Board of Directors approved the issuance of 25,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated June 23, 2011 in the amount of $3,750. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On September 20, 2012, the Board of Directors approved the issuance of 22,857,143 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2011 in the amount of $6,400. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On September 27, 2012, the Board of Directors approved the issuance of 22,857,143 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2011 in the amount of $6,400. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Note 10. Related Party Transactions

The officers and directors for the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interest. The Company has not formulated a policy for the resolution of such conflicts.

See Note 3 – Notes Payable – Non-affiliated Related Parties and Note 9 – Stockholders’ Equity (Deficit) and Common Stock for additional related party disclosures.

Loss on Settlement of Debt	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 11. Loss on Settlement of Debt

During the nine months ended September 30, 2012, the Company issued 34,530,000 shares of common stock to related parties in conversion of $68,730 of notes payable in accordance with the terms of the notes.  The fair value of the common stock issued was $780,432 at the date of the conversions, resulting in a loss on the settlements of $711,702.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 12. Commitments and Contingencies

As of the date of this Report, we have entered into the following material commitments:

On January 1, 2011, we entered into a three-year office building lease for our corporate headquarters located in Aventura, Florida. The lease terms include: (i) monthly rent commencing on February 1, 2011 in the amount of $3,794.35 plus sales tax; (ii) triple-net provisions; and (iii) our responsibility for the cost of build-out and partitioning of the space.  Future annual lease payments over the term of the lease are as follows:

Remainder of 2012	$11,383
2013	$45,528
2014	$3,794

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Note 13. Subsequent Events

On October 3, 2012, the Board of Directors approved the issuance of 22,857,143 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2012 in the amount of $6,400. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On October 3, 2012, the Board of Directors approved the issuance of 33,495,298 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated May 16, 2011 in the amount of $6,978. In accordance with the terms of the note, the shares were issued at $0.0002 per share.

On October 3, 2012, the Board of Directors approved the issuance of 23,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated July 12, 2012 in the amount of $6,900. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On October 3, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at twelve percent (12%), the note is due on October 3, 2013 and is convertible at the option of the holder at a price of 50% of the average of the three lowest trading prices during the ten days prior to the conversion.

On October 4, 2012, the Board of Directors approved the issuance of 35,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 2, 2011 in the amount of $7,292. In accordance with the terms of the note, the shares were issued at $0.0002 per share.

On October 5, 2012, the Board of Directors approved the issuance of 36,000,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated January 20, 2012 in the amount of $12,900. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On October 10, 2012, the Board of Directors approved the issuance of 38,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated January 10, 2010 in the amount of $13,796. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On October 18, 2012, the Board of Directors approved the issuance of 21,785,714 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated February 7, 2012 in the amount of $6,100. In accordance with the terms of the note, the shares were issued at $0.0003 per share.

On October 18, 2012, the Board of Directors approved the issuance of 43,874,263 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated May 16, 2011 in the amount of $5,850. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

Effective October 25, 2012, the Company’s Board of Directors approved and authorized the execution of a share exchange agreement (the “Share Exchange Agreement”) with Cyber Centers Worldwide Corporation, a private Florida corporation (“CCWC”), and the shareholders of CCWC (the "CCWC Shareholders"). In accordance with the terms and provisions of the Share Exchange Agreement, the Company will acquire approximately 150,000,000 shares of common stock of CCWC and 1,000,000 shares of Series B preferred stock of CCWC, which represents 100% of the total issued and outstanding shares held of record by the CCWC Shareholders. In exchange for the acquisition of the capital shares of CCWC, the Company shall issue to the CCWC Shareholders on a pro rata basis 150,000,000 restricted shares of common stock of the Company and 1,000,000 shares of Series B preferred stock of the Company. This resulted in CCWC becoming the wholly-owned subsidiary of the Company. Prior to this share exchange, CCWC changed its name from Cyber Centers International Corporation ("CCIC").

On November 5, 2012, the Board of Directors approved the issuance of 47,500,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 18, 2012 in the amount of $3,563. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On November 5, 2012, the Board of Directors approved the issuance of 124,005,725 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated October 18, 2012 in the amount of $49,602. In accordance with the terms of the note, the shares were issued at $0.0004 per share.

On November 8, 2012, the Board of Directors approved the issuance of 22,941,176 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 3, 2012 in the amount of $3,900. In accordance with the terms of the note, the shares were issued at $0.0002 per share.

On November 9, 2012, the Board of Directors approved the issuance of 54,750,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated May 16, 2011 in the amount of $3,650. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

On November 12, 2012, the Board of Directors approved the issuance of 57,450,000 unregistered common shares in accordance with the convertibility provisions contained in a promissory note dated April 2, 2012 in the amount of $3,351. In accordance with the terms of the note, the shares were issued at $0.0001 per share.

The Company’s Board of Directors has unanimously adopted a resolution, and has received shareholder approval, to authorize the Board to effectuate a Spin-Off of NexPhase upon receipt of all necessary regulatory approvals and the passage of all necessary waiting periods. The Board of Directors had determined that it would be in the Company’s best interest to effect the Spin-Off and has received the consent of holders of over 100% of the voting rights and power of the Company’s securities to authorize the Board of Directors to effect the Spin-Off.  The Company will issue shares of NexPhase to the existing shareholders of the Company on a pro-rated basis on or about November 15, 2012.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with Securities and Exchange Commission. The Company has determined that there are no other events that warrant disclosure or recognition in the financial statements.

Nature of Business, Presentation, and Going Concern (Policies)	9 Months Ended
Sep. 30, 2012
Nature Of Business Presentation And Going Concern Policies
Organization

Onteco Corporation ("the Company") was organized under the laws of the State of Nevada on December 31, 2007. The Company was established as part of the implementation of the Chapter 11 plan of reorganization of Arrin Systems, Inc. ("Arrin").  Arrin filed for Chapter 11 Bankruptcy in April 2007 in the U.S. Bankruptcy Court for the Southern District of California.  Arrin’s plan of reorganization was confirmed by the Court on December 12, 2007 and became effective on December 30, 2007.  The plan of reorganization provided for the establishment of the Issuer and the sale to the Issuer of Arrin’s proprietary software (used in the employee background screening industry) in exchange for 568 shares of InfoSpi’s common stock which were distributed to Arrin’s general unsecured creditors.

At that time, management believed the Company lacked the resources to effectively market its services on its own and therefore engaged in a search for a merger or acquisition partner with the resources to either develop this business or enter another line of business which will bring value to the Issuer's shareholders.

The Company was founded to develop innovative, practical and cost-effective solutions to some of the most significant environmental challenges facing industries and governments around the world. Additionally, these solutions must show promise of generating profits for the company. Specifically the company has determined that one industry that meets both of the above-mentioned prongs of criteria is the Energy Saving Lighting Industry.

Effective on February 14, 2011, the Board of Directors of the Company approved and authorized the execution of a definitive agreement dated February  14, 2011 (the “Agreement”) among the Company, NexPhase Lighting, Inc., a privately held Florida corporation (“NexPhase”)., and the shareholders of NexPhase (the “NexPhase Shareholders”). In accordance with the terms and provisions of the Agreement: (i) the Company acquired from the NexPhase Shareholders an aggregate 55,622,000 shares of common stock of NexPhase representing the total issued and outstanding shares of NexPhase; (ii) in exchange thereof, the Company issued to the NexPhase Shareholders an aggregate 67,500 shares of its restricted common stock generally in proportion to the equity holdings of the NexPhase Shareholders; (iii) NexPhase transferred and assigned to the Company all existing material contracts including those related to distribution, licensing and marketing and those dealing with the grant of rights for the use of any and all intellectual property; (iv) the Company assumed all other assets of NexPhase, including licenses, royalty rights, equipment, product designs, marketing and sale materials, logos, trademarks, copyrights and website; and (v) the Company further assumed all liabilities of NexPhase, including all trade and debt obligations.  Therefore, as of the February 14, 2011, NexPhase has become a wholly-owned subsidiary of the Company.

NexPhase is in the business of designing, developing, manufacturing and marketing a high quality and high efficiency full line of LED intelligent lighting fixtures and control systems for commercial applications and projects involving both new construction and retrofits (the “LED Lighting Fixtures”), as well as licensing its technologies to territories outside of the United States.

The Company’s Board of Directors has unanimously adopted a resolution, and has received shareholder approval, to authorize the Board to effectuate a Spin-Off of NexPhase upon receipt of all necessary regulatory approvals and the passage of all necessary waiting periods. The Board of Directors had determined that it would be in the Company’s best interest to effect the Spin-Off and has received the consent of holders of over 100% of the voting rights and power of the Company’s securities to authorize the Board of Directors to effect the Spin-Off.  The Company will issue shares of NexPhase to the existing shareholders of the Company on a pro-rated basis on or about November 15, 2012.  See Note 6 – Spin-Off of NexPhase Lighting and Note 7 – Licensing, Manufacturing and Distribution Agreement.

.

Effective October 25, 2012, the Company’s Board of Directors approved and authorized the execution of a share exchange agreement (the “Share Exchange Agreement”) with Cyber Centers Worldwide Corporation, a private Florida corporation (“CCWC”), and the shareholders of CCWC (the "CCWC Shareholders"). In accordance with the terms and provisions of the Share Exchange Agreement, the Company will acquire approximately 150,000,000 shares of common stock of CCWC and 1,000,000 shares of Series B preferred stock of CCWC, which represents 100% of the total issued and outstanding shares held of record by the CCWC Shareholders. In exchange for the acquisition of the capital shares of CCWC, the Company shall issue to the CCWC Shareholders on a pro rata basis 150,000,000 restricted shares of common stock of the Company and 1,000,000 shares of Series B preferred stock of the Company. This resulted in CCWC becoming the wholly-owned subsidiary of the Company. Prior to this share exchange, CCWC changed its name from Cyber Centers International Corporation ("CCIC").  See Note 5 – Acquisition of Cyber Centers Worldwide Corporation.

 In accordance with the Share Exchange Agreement and anticipated consummation of the spin-off of the Company's wholly-owned subsidiary, NexPhase Lighting Inc., the operations of the Company will change from the business of designing, developing, manufacturing and marketing a high quality and high efficiency full line of LED intelligent lighting fixtures and control systems for commercial applications and projects involving both new construction and retrofits. The business operations of the Company will be conducted through its new wholly-owned subsidiary, CCWC, which involves interactive online gaming within the entertainment industry. Over the past years, the founders of CCIC have invested private capital, time and effort and innovative technology in its product development. CCWC today is capitalizing on the emerging trends in interactive gaming and social marketing with a vision to become the benchmark in the gaming industry with a reputation for customer safety, security and quality customer service, while also upholding the interests of shareholders.

Stock Splits

On November 2, 2011, the Company's Board of Directors declared a one for one-thousand reverse stock split of all outstanding shares of common stock.  All common share and per common share data in these consolidated financial statements and related notes hereto have been retroactively adjusted to account for the effect of the reverse stock split for all periods presented prior to November 2, 2011.  The total number of authorized common shares and the par value thereof was not changed by the split.

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for interim financial statement presentation and in accordance with Form 10-Q.  Accordingly, they do not include all of the information and footnotes required in annual financial statements.  In the opinion of management, the unaudited financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position and results of operations and cash flows.  All intercompany transactions and accounts have been eliminated in consolidation.  The results of operations presented are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

These unaudited financial statements should be read in conjunction with our 2011 annual financial statements included in our Annual Report on Form 10-K/A, filed with the U.S. Securities and Exchange Commission (“SEC”) on May 21, 2012.

Reclassifications	Certain items on the 2011 balance sheet, statement of operations and statement of cash flows have been reclassified to conform to current period presentation.
Development Stage Enterprise

Since its formation on December 31, 2007, the Company became a “development stage company” as defined in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) ASC Topic 915 “Development Stage Entities”.  To date, the Company's planned principal operations have not fully commenced.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The Company has incurred a net loss of $1,904,183 for the nine months ended September 30, 2012 and has incurred cumulative losses since inception of $4,495,115.  These factors raise substantial doubt about the ability of the Company to continue as a going concern.  The Company’s continuation as a going concern is dependent upon its ability to generate revenues, its ability to continue to raise investment capital, and to implement its business plan.  No assurance can be given that the Company will be successful in these efforts.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

Notes Payable - Non-affiliated Related Parties (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable - Non-Affiliated Related Parties Tables
Notes Payable - Non-affiliated Related Parties
September 30, 2012				December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts
Notes Payable -- Related Parties - Onteco

On February 10, 2010 the Company entered into a convertible promissory note with a web designer for services rendered in the amount of $3,150. Terms include bonus interest of $315, the note is payable on demand and has no stated interest rate or due date. On January 3, 2011 the parties amended the terms and conditions of the promissory note as follows:

On January 5, 2011, the note was assigned from the web designer to a non-affiliated related party investment firm.  The “Note Conversion Price” shall be adjusted from $0.03 to the par value of the common stock, or $0.001 per share representing 3,465,000 unregistered common shares. No payments have been made on this note.

On February 25, 2011 a portion of the note in the amount of $1,316 was converted to Common Stock.  The note is currently in default.

	$2,149	$-	$2,149	$2,149	$-	$2,149

On June 7, 2010 the Company entered into a convertible promissory note with an investor in the amount of $5,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.03. No payments have been made on this note.	5,000	-	5,000	5,000	-	5,000

On August 9, 2010 the Company entered into a convertible promissory note with an investor in the amount of $5,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $5,000 was converted to Common Stock.	-	-	-	5,000	-	5,000

On August 25, 2010 the Company entered into a convertible promissory note with an investor in the amount of $4,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note.	4,000	-	4,000	4,000	-	4,000

On September 2, 2010 the Company entered into a convertible promissory note with an investor in the amount of $20,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $20,000 was converted to Common Stock.	-	-	-	20,000	-	20,000

On October 13, 2010 the Company entered into a convertible promissory note with an investor in the amount of $3,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note.	3,000	-	3,000	3,000	-	3,000

On October 29, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $30,000. Terms include simple interest at twelve percent (12.0%), the note is due on October 29, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.  The note is currently in default.

During the nine months ended September 30, 2012, a portion of the note in the amount of $27,000 was converted to Common Stock.

	3,000	-	3,000	30,000	-	30,000

On November 4, 2010 the Company entered into a convertible promissory note with an investor in the amount of $19,600. The note is payable on demand, includes bonus interest of $1,600, has no due date and is convertible at a rate of $0.001 per share. No payments have been made on this note.	19,600	-	19,600	19,600	-	19,600

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On November 8, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $5,500. Terms include bonus interest of $500, the note is payable on demand and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $5,500 was converted to Common Stock.	-	-	-	5,500	-	5,500

On November 15, 2010 the Company entered into a convertible promissory note with an investor in the amount of $28,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $28,000 was converted to Common Stock.	-	-	-	28,000	-	28,000

On November 30, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $9,300. Terms include bonus interest of $930, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $9,300, plus $930 of bonus interest, was converted to Common Stock.	-	-	-	9,300	-	9,300

On December 15, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $15,500. Terms include simple interest at ten percent (10.0%), the note is due on December 15, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	15,500	-	15,500	15,500	-	15,500

On January 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on January 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	1,000	-	1,000	1,000	(27)	973

On February 23, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $21,600. Terms include simple interest at ten percent (10.0%), the note is due on February 23, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the six months ended June 30, 2012, the note in the amount of $21,600 was converted to Common Stock.

	-	-	-	21,600	(3,195)	18,405

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On March 1, 2011 the Company entered into a convertible promissory note assigned from NexPhase in the amount of $60,000. Terms include simple interest at ten percent (10.0%), the note is due on March 1, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $49,000 has been converted to Common Stock.  The note is currently in default.

	11,000	-	11,000	11,000	(1,833)	9,167

On March 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on March 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(574)	2,426

On March 31, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,500. Terms include simple interest at ten percent (10.0%), the note is due on March 31, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note plus $600 of accrued interest has been converted to Common Stock.

	-	-	-	5,500	(1,367)	4,133

On March 31, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,500. Terms include simple interest at ten percent (10.0%), the note is due on March 31, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

During the nine months ended September 30, 2012, a portion of the note in the amount of $5,500 has been converted to Common Stock.  The note is currently in default.

	1,000	-	1,000	6,500	(1,616)	4,884

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On April 14, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $17,500. Terms include simple interest at ten percent (10.0%), the note is due on April 14, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $11,000 was converted to Common Stock.  The note is currently in default.

	6,500	-	6,500	17,500	(5,020)	12,480

On April 15, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $27,000. Terms include simple interest at ten percent (10.0%), the note is due on April 15, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $25,000 was converted to Common Stock.  The note is currently in default.

	2,000	-	2,000	27,000	(7,819)	19,181

On April 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on April 18, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note in the amount of $1,000 was converted to Common Stock. The note is currently in default.

	-	-	-	1,000	(298)	702

On April 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on April 18, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,000	-	2,000	2,000	(595)	1,405

On April 21, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on April 21, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	5,000	-	5,000	5,000	(1,530)	3,470

On April 27, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on April 27, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,500	-	2,500	2,500	(806)	1,694

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On April 28, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on April 28, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,500	-	2,500	2,500	(813)	1,687

On May 16, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on May 16, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	15,000	-	15,000	15,000	(5,614)	9,386

On June 1, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on June 1, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(1,254)	1,746

On June 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on June 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(1,327)	1,673

On June 20, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,500. Terms include simple interest at ten percent (10.0%), the note is due on June 20, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note balance of $6,500, plus accrued interest of $671, was converted to Common Stock.

	-	-	-	6,500	(3,054)	3,446

On June 24, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on June 24, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.  The note is currently in default.

During the nine months ended September 30, 2012, a portion of the note in the amount of $250, plus accrued interest of $11, was converted to Common Stock.

	1,750	-	1,750	2,000	(961)	1,039

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On August 4, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on August 4, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note balance of $15,000, plus accrued interest of $868, was converted to Common Stock.	-	-	-	15,000	(8,893)	6,107

On August 4, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $20,000. Terms include simple interest at ten percent (10.0%), the note is due on August 4, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $18,000 was converted to Common Stock.	2,000	-	2,000	20,000	(11,857)	8,143

On August 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on August 18, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,500	-	2,500	2,500	(1,577)	923

On September 13, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,000. Terms include simple interest at ten percent (10.0%), the note is due on September 13, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	6,000	-	6,000	6,000	(4,212)	1,788

On September 22, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on September 22, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,000	-	1,000	1,000	(726)	274

On September 28, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on September 28, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,000	-	2,000	2,000	(1,189)	811

On October 6, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,800. Terms include simple interest at ten percent (10.0%), the note is due on October 6, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	5,800	(10)	5,790	5,800	(444)	5,356

On October 21, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,700. Terms include simple interest at ten percent (10.0%), the note is due on October 21, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,700	(39)	1,661	1,700	(548)	1,152

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On November 23, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on November 23, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,000	(118)	1,882	2,000	(717)	1,283

On December 5, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $11,500. Terms include simple interest at ten percent (10.0%), the note is due on December 5, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	11,500	(830)	10,670	11,500	(4,273)	7,227

On January 8, 2012 the Company converted accrued compensation and entered into a convertible promissory note with its former Chief Executive Officer in the amount of $501,425. Terms include simple interest at six and one-quarter percent (6.25%), the note is due on January 8, 2013 and is convertible at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. During the nine months ended September 30, 2012, $20,000 has been paid on the note.	481,425	(137,001)	344,424	-	-	-

On January 20, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $17,700. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	17,700	-	17,700	-	-	-

On January 26, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $36,580. Terms include simple interest at ten percent (10.0%), the note is due on January 26, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. On August 15, 2012, the note plus accrued interest of $2,225 was assigned to a third party investment firm.	-	-	-	-	-	-

On February 3, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	3,000	-	3,000	-	-	-

On February 27, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $900. Terms include simple interest at ten percent (10.0%), the note is due on February 27, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	900	(368)	532	-	-	-

On March 20, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,370. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,370	-	1,370	-	-	-

On March 21, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,600. Terms include simple interest at ten percent (10.0%), the note is due on March 21, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,600	(754)	846	-	-	-

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On March 28, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $11,500. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	11,500	-	11,500	-	-	-

On July 9, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on July 9, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,000	(772)	228	-	-	-

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 100,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $27,500 including premium interest of ten percent (10.0%) ($2,500), the note is due on June 30, 2012. Payments totaling $7,453 have been made on this note during the year ended December 31, 2011. Payments totaling $12,000 have been made on this note during the six months ended June 30, 2012. The note is currently in default.	8,048	-	8,048	20,048	-	20,048

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 20,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $5,500 including premium interest of ten percent (10.0%) ($500), the note is due on June 30, 2012. No payments have been made on this note. Payments totaling $1,490 have been made on this note during the year ended December 31, 2011. The note is currently in default.	4,010	-	4,010	4,010	-	4,010

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 24,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $6,600 including premium interest of ten percent (10.0%) ($600), the note is due on June 30, 2012. No payments have been made on this note. The note is currently in default.	6,600	-	6,600	6,600	-	6,600

On March 31, 2011the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 20,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $5,500 including premium interest of ten percent (10.0%) ($500), the note is due on June 30, 2012. No payments have been made on this note. The note is currently in default.	5,500	-	5,500	5,500	-	5,500

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 80,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $22,000 including premium interest of ten percent (10.0%) ($2000), the note is due on June 30, 2012. On June 21 2011, a payment in the amount of $2,200 was made on this note. Payments totaling $5,962 have been made on this note during the year ended December 31, 2011. Payments totaling $2,000 have been made on this note during the six months ended June 30, 2012. The note is currently in default.	14,038	-	14,038	16,038	-	16,038

Notes Payable -- Related Parties	$702,690	$(139,892)	$562,798	$402,345	$(72,139)	$330,206

Notes Payable Third Parties (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable Third Parties Tables
Notes Payable Third Parties
September 30, 2012				December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On January 17, 2010 the Company entered into a convertible promissory note with an advisory firm for services rendered in the amount of $59,000. Terms include bonus interest of $5,900, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 1,771,667 unregistered common shares. Total payments of $11,750 have been made on this note.	$53,150	$-	$53,150	$53,150	$-	$53,150

On February 10, 2010 the Company entered into a convertible promissory note with a project consultant for services rendered in the amount of $7,800. Terms include bonus interest of $780, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 286,000 unregistered common shares. No payments have been made on this note.	8,580	-	8,580	8,580	-	8,580

On February 10, 2010 the Company entered into a convertible promissory note with an engineering firm for services rendered in the amount of $27,600. Terms include bonus interest of $2,760, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 1,012,000 unregistered common shares. No payments have been made on this note.	30,360	-	30,360	30,360	-	30,360

On June 7, 2010 the Company entered into a convertible promissory note with an investor in the amount of $10,000. The note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 333,333 unregistered common shares. No payments have been made on this note.	10,000	-	10,000	10,000	-	10,000

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On July 19, 2010 the Company entered into a convertible promissory note with an investor in the amount of $2,500. The note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.03 per share or 83,333 unregistered common shares. No payments have been made on this note.	2,500	-	2,500	2,500	-	2,500

On April 28 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $56,000. Terms include simple interest at eight percent (8.0%), the note is due on January 31 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice.

As of December 31, 2011, a portion of the note in the amount of $35,500 has been converted to Common Stock.  During the six months ended June 30, 2012, the remainder of the note in the amount of $20,500 was converted to Common Stock.

	-	-	-	20,500	(1,524)	18,976

On June 20, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $53,000. Terms include simple interest at eight percent (8.0%), the note is due on March 22, 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $53,000 was converted to Common Stock.	-	-	-	53,000	(10,497)	42,503

On August 24, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on April 24, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $15,000 plus accrued interest of $2,425 was converted to Common Stock.	-	-	-	15,000	(7,069)	7,931

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On September 1, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $50,000. Terms include simple interest at eight percent (8.0%), the note is due on June 6, 2012 and is convertible at the option of the holder at a price calculated at a forty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $50,000 was paid plus accrued interest of $2,315 and a redemption premium of $22,685.	-	-	-	50,000	(18,877)	31,123

On October 26, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $12,000. Terms include simple interest at twelve percent (12.0%), the note is due on October 26, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice. During the six months ended June 30, 2012, the note in the amount of $12,000 plus accrued interest of $2,175 was converted to Common Stock.	-	-	-	12,000	(9,835)	2,165

On October 26, 2011 the Company entered into a convertible promissory note with a an investment firm in the amount of $78,124. Terms include simple interest at twelve percent (12.0%), the note is due on June 26, 2012 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice.

The note was assigned from a non-affiliated related party investment firm.  No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $38,124 has been converted to Common Stock.  During the six months ended June 30, 2012, the remainder of the note in the amount of $40,000 was converted to Common Stock.

	-	-	-	40,000	(29,180)	10,820

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On December 5, 2011 the Company entered into a convertible promissory note with a an investment firm in the amount of $25,000. Terms include simple interest at ten percent (10.0%), the note is due on December 5, 2012 and is convertible at the option of the holder at a the lesser of par ($0.001) or a price calculated at a fifty percent discount to the market closing bid price on the date of the conversion notice.

The note was assigned from a non-affiliated related party investment firm.  No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $6,800 has been converted to Common Stock.  During the nine months ended September 30, 2012, the remainder of the note in the amount of $18,200 was converted to Common Stock.

	-	-	-	18,200	(6,763)	11,437

On February 7, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $32,500. Terms include simple interest at eight percent (8.0%), the note is due on November 9, 2012 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $21,300 was converted to Common Stock.	11,200	(1,272)	9,928	-	-	-

On February 10, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $19,000. Terms include simple interest at ten percent (10.0%), the note is due on February 10, 2013 and is convertible at the option of the holder at a price of $0.001. No payments have been made on this note.	19,000	(6,904)	12,096	-	-	-

On April 2, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $75,000. Terms include simple interest at ten percent (10.0%), the note is due on April 2, 2013 and is convertible at the option of the holder at a price of $0.001. The note was assigned from a non-affiliated related party investment firm. No payments have been made on this note.	75,000	(37,808)	37,192	-	-	-

On April 3, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $37,500. Terms include simple interest at eight percent (8.0%), the note is due on January 9, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.	37,500	(11,015)	26,485	-	-	-

On May 21, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $37,500. Terms include simple interest at eight percent (8.0%), the note is due on February 25, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.	32,500	(13,874)	18,626	-	-	-

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On December 15, 2010 the Company entered into a convertible promissory note with a non affiliate related party in the amount of $40,000. Terms include simple interest at twelve percent (12%), the note was due on December 15, 2011 and was convertible convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

On July 12, 2012, the note was assigned from the non affiliate related party to a thrid party investor firm.  The balance of the note assigned, including accrued interest, was $52,015.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at twelve percent (12.0%), the note is due on July 12, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the lowest trading price during the three days prior to the date of the conversionon notice.  No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $24,915 was converted to Common Stock.

	27,100	(21,160)	5,940	-	-	-

On July 12, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $26,500. Terms include simple interest at twelve percent (12.0%), the note is due on March 12, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to average of the lowest three trading prices during the ten day period prior to the date of the conversion notice. No payments have been made on this note.	26,500	(20,691)	5,809	-	-	-

On December 10, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $40,000. Terms include simple interest at twelve percent (12.0%), the note is due on December 8, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

On March 11, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $20,000. Terms include simple interest at twelve percent (12.0%), the note is due on March 11, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

On July 31, 2012, the notes were assigned from the non affiliate related parties to a thrid party investor firm.  The balance of the notes assigned, including accrued interest, was $75,674.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at twelve percent (12.0%), the note is due on July 31, 2013 and is convertible at the option of the holder at a price calculated at a fifty percent discount to the lowest trading price during the three days prior to the date of the conversionon notice.  No payments have been made on this note.

	75,674	(63,026)	12,648	-	-	-

On August 1, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $32,500. Terms include simple interest at eight percent (8.0%), the note is due on May 3, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the avaerage of the two lowest trading prices during the thirty trading day period prior to the date of the conversion notice. No payments have been made on this note.	32,500	(20,789)	11,711	-	-	-

On August 14, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $42,500. Terms include simple interest at eight percent (8.0%), the note is due on May 16, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the avaerage of the three lowest trading prices during the ten trading day period prior to the date of he conversion notice. No payments have been made on this note.	42,500	(28,830)	13,670	-	-	-

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On January 26, 2012 the Company entered into a convertible promissory note with a non affiliate related party in the amount of $36,580. Terms include simple interest at twelve percent (10%), the note was due on January 26, 2013 and was convertible at the option of the holder at a price of $0.001 per share.

On August 15, 2012, the note was assigned from the non affiliate related party to a thrid party investment firm.  The balance of the note assigned, including accrued interest, was $38,805.  The Company replaced the original note with a new convertible promissory note to the thrid party investment firm. Terms include simple interest at ten percent (10.0%), the note is due on January 26, 2013 and is convertible at the option of the holder at a price calculated at a forty-five percent discount to the average of the three lowest trading price during the ten day period prior to the date of the conversionon notice.  No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $2,225 was converted to Common Stock.

	36,580	(21,543)	15,037	-	-	-

On August 16, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on August 16, 2013 and is convertible at the option of the holder at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. No payments have been made on this note.	5,000	(4,383)	617	-	-	-

On September 20, 2012 the Company entered into a convertible promissory note with a an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on September 20, 2013 and is convertible at the option of the holder at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. No payments have been made on this note.	5,000	(4,862)	138	-	-	-

Total - Notes Payable -- Third Parties	$530,644	$(256,157)	$274,487	$313,290	$(83,745)	$229,545

Spin-Off of NexPhase Lighting (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Results of NexPhase

The following table shows the results of NexPhase included in the loss from discontinued operations:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Revenue	$1,02,782	$2,03,024	$1,71,303	$2,82,461
Cost of goods sold	-	219	828	36,229
Gross profit	1,02,782	2,02,805	1,70,475	2,46,232

Operating expenses:
General and administrative	713	27,661	11,911	57,175
Investor relations	-	-	-	21,440
Occupancy - Headquarters	-	6,939	-	20,406
Professional fees	-	730	-	14,609
Staff compensation	-	1,35,909	42,504	2,94,309
Depreciation	5,646	2,142	18,895	6,427
Total operating expenses	6,359	1,73,381	73,310	4,14,366

Income (loss) from discontinued operations	96,423	29,424	97,165	(168,134)

Other expenses:
Interest expense	16,201	11,224	1,52,050	28,614

Net income (loss) from discontinued operations	$80,222	$18,200	$(54,885)	$(196,748)

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	September 30,	December 31,
	2012	2011
ASSETS
Current assets:
Cash in banks	$7,720	$41,128
Accounts receivable	-	2,251
Due from licensee	200,000	-
Inventories	79,345	74,947
Total current assets	287,065	118,326

Property and equipment, net	85,234	97,979
Marketable securities	2,677,890	-
Intellectual property	2,989,149	2,989,149
Security deposits	4,120	4,120

Total assets of discontinued operations	$6,043,458	$3,209,574

LIABILITIES
Current liabilities:
Accounts payable	$56,117	$112,046
Accrued interest	46,968	38,244
Sales tax payable	2,679	2,678
Due to Onteco	659,220	405,528
Deferred license fee revenue, current	411,128	-
Notes payable, non-affiliated related parties	208,309	242,614
Deferred license fee revenue, non current	2,295,459	-

Total liabilities of discontinued operations	$3,679,880	$801,110

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
Future annual lease payments	Future annual lease payments over the term of the lease are as follows:
Remainder of 2012	$11,383
2013	$45,528
2014	$3,794

Nature of Business, Presentation, and Going Concern (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		57 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Nature Of Business Presentation And Going Concern Details Narrative
Incurred net loss	$ 609,626	$ 142,119	$ 1,904,183	$ 727,648	$ 4,495,115

Project Development Costs (Details Narrative) (USD $)	Sep. 30, 2011
Project Development Costs Details Narrative
Project development cost written off	$ 27,600

Notes Payable - Non-affiliated Related Parties (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Principal, net of Discounts	$ 562,798	$ 330,206
Onteco [Member]
Principal	702,690	402,345
Unamortized Discount	(139,892)	(72,139)
Principal, net of Discounts	562,798	330,206
On10February2010Member | Onteco [Member]
Principal	2,149	2,149
Unamortized Discount
Principal, net of Discounts	2,149	2,149
On7June2010Member | Onteco [Member]
Principal	5,000	5,000
Unamortized Discount
Principal, net of Discounts	5,000	5,000
Onteco [Member] | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On25August2010Member | Onteco [Member]
Principal	4,000	4,000
Unamortized Discount
Principal, net of Discounts	4,000	4,000
On2Sep2010MMember | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On13October2010Member | Onteco [Member]
Principal	3,000	3,000
Unamortized Discount
Principal, net of Discounts	3,000	3,000
On29October2011Member | Onteco [Member]
Principal	3,000
Unamortized Discount
Principal, net of Discounts	3,000
On4November2010Member | Onteco [Member]
Principal	19,600	19,600
Unamortized Discount
Principal, net of Discounts	19,600	19,600
On8November2010Member | Onteco [Member]
Principal		5,500
Unamortized Discount
Principal, net of Discounts		5,500
November152010Member | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On30November2010Member | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On15December2010Member | Onteco [Member]
Principal	15,500	15,500
Unamortized Discount
Principal, net of Discounts	15,500	15,500
On10January2011 [Member] | Onteco [Member]
Principal	1,000
Unamortized Discount
Principal, net of Discounts	1,000
February232011Member | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On1March2011Member | Onteco [Member]
Principal	11,000
Unamortized Discount
Principal, net of Discounts	11,000
On10March2011Member | Onteco [Member]
Principal	3,000	3,000
Unamortized Discount		(574)
Principal, net of Discounts	3,000	2,426
On31March2011OneMember | Onteco [Member]
Principal		5,500
Unamortized Discount		(1,367)
Principal, net of Discounts		4,133
On31March2011TwoOtherMember | Onteco [Member]
Principal	1,000	6,500
Unamortized Discount		(1,616)
Principal, net of Discounts	1,000	4,884
On14April2011Member | Onteco [Member]
Principal	6,500	17,500
Unamortized Discount		(5,020)
Principal, net of Discounts	6,500	12,480
On15April2011Member | Onteco [Member]
Principal	2,000	27,000
Unamortized Discount		(7,819)
Principal, net of Discounts	2,000	19,181
On18April2011Member | Onteco [Member]
Principal		1,000
Unamortized Discount		(298)
Principal, net of Discounts		702
On18April2011OneMember | Onteco [Member]
Principal	2,000	2,000
Unamortized Discount		(595)
Principal, net of Discounts	2,000	1,405
On21April2011Member | Onteco [Member]
Principal	5,000	5,000
Unamortized Discount		(1,530)
Principal, net of Discounts	5,000	3,470
On27April2011Member | Onteco [Member]
Principal	2,500	2,500
Unamortized Discount		(806)
Principal, net of Discounts	2,500	1,694
On28April2011Member | Onteco [Member]
Principal	2,500	2,500
Unamortized Discount		(813)
Principal, net of Discounts	2,500	1,687
On16May2011Member | Onteco [Member]
Principal	15,000	15,000
Unamortized Discount		(5,614)
Principal, net of Discounts	15,000	9,386
On1June2011Member | Onteco [Member]
Principal	3,000	3,000
Unamortized Discount		(1,254)
Principal, net of Discounts	3,000	1,746
On10June2011Member | Onteco [Member]
Principal	3,000
Unamortized Discount
Principal, net of Discounts	3,000
On20June2011Member | Onteco [Member]
Principal		6,500
Unamortized Discount		(3,054)
Principal, net of Discounts		3,446
On24June2011Member | Onteco [Member]
Principal	1,750	2,000
Unamortized Discount		(961)
Principal, net of Discounts	1,750	1,039
On4August2011Member | Onteco [Member]
Principal		15,000
Unamortized Discount		(8,893)
Principal, net of Discounts		6,107
On4August2011OneMember | Onteco [Member]
Principal	2,000	20,000
Unamortized Discount		(11,857)
Principal, net of Discounts	2,000	8,143
On18August2011Member | Onteco [Member]
Principal	2,500	2,500
Unamortized Discount		(1,577)
Principal, net of Discounts	2,500	923
On13September2011Member | Onteco [Member]
Principal	6,000	6,000
Unamortized Discount		(4,212)
Principal, net of Discounts	6,000	1,788
On22September2011Member | Onteco [Member]
Principal	1,000	1,000
Unamortized Discount		(726)
Principal, net of Discounts	1,000	274
On28September2011Member | Onteco [Member]
Principal	2,000	2,000
Unamortized Discount		(1,189)
Principal, net of Discounts	2,000	811
On6October2011Member | Onteco [Member]
Principal	5,800	5,800
Unamortized Discount	(10)	(444)
Principal, net of Discounts	5,790	5,356
On21October2011Member | Onteco [Member]
Principal	1,700	1,700
Unamortized Discount	(39)	(548)
Principal, net of Discounts	1,661	1,152
On23November2011Member | Onteco [Member]
Principal	2,000	2,000
Unamortized Discount	(118)	(717)
Principal, net of Discounts	1,882	1,283
On5December2011Member | Onteco [Member]
Principal	11,500	11,500
Unamortized Discount	(830)	(4,273)
Principal, net of Discounts	10,670	7,227
On08January2012Member | Onteco [Member]
Principal	481,425
Unamortized Discount	(137,001)
Principal, net of Discounts	344,424
On20January2012Member | Onteco [Member]
Principal	17,700
Unamortized Discount
Principal, net of Discounts	17,700
On26January2012Member | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On3February2012 [Member] | Onteco [Member]
Principal	3,000
Unamortized Discount
Principal, net of Discounts	3,000
On27February2012Member | Onteco [Member]
Principal	900
Unamortized Discount	(368)
Principal, net of Discounts	532
On20March2012Member | Onteco [Member]
Principal	1,370
Unamortized Discount
Principal, net of Discounts	1,370
On21March2012Member | Onteco [Member]
Principal	1,600
Unamortized Discount	(754)
Principal, net of Discounts	846
On28March2012Member | Onteco [Member]
Principal	11,500
Unamortized Discount
Principal, net of Discounts	11,500
On9July2012Member | Onteco [Member]
Principal	1,000
Unamortized Discount	(772)
Principal, net of Discounts	228
On31March2011ThreeMember | Onteco [Member]
Principal	8,048	20,048
Unamortized Discount
Principal, net of Discounts	8,048	20,048
On31March2011FourMember | Onteco [Member]
Principal	4,010	4,010
Unamortized Discount
Principal, net of Discounts	4,010	4,010
On31March2011FiveMember | Onteco [Member]
Principal	6,600	6,600
Unamortized Discount
Principal, net of Discounts	6,600	6,600
On31March2011SixMember | Onteco [Member]
Principal	5,500	5,500
Unamortized Discount
Principal, net of Discounts	5,500	5,500
On31March2011SevenMember | Onteco [Member]
Principal	14,038	16,038
Unamortized Discount
Principal, net of Discounts	14,038	16,038
On9August2010Member | Onteco [Member]
Principal		5,000
Unamortized Discount
Principal, net of Discounts		5,000
On2September2010Member | Onteco [Member]
Principal		20,000
Unamortized Discount
Principal, net of Discounts		20,000
On29October2010Member | Onteco [Member]
Principal		30,000
Unamortized Discount
Principal, net of Discounts		30,000
On15November2010Member | Onteco [Member]
Principal		28,000
Unamortized Discount
Principal, net of Discounts		28,000
On30November2010OneMember | Onteco [Member]
Principal		9,300
Unamortized Discount
Principal, net of Discounts		9,300
On10January2011OneMember | Onteco [Member]
Principal		1,000
Unamortized Discount		(27)
Principal, net of Discounts		973
On23February2011Member | Onteco [Member]
Principal		21,600
Unamortized Discount		(3,195)
Principal, net of Discounts		18,405
On1March2011OneMember | Onteco [Member]
Principal		11,000
Unamortized Discount		(1,833)
Principal, net of Discounts		9,167
On10June2010Member | Onteco [Member]
Principal		3,000
Unamortized Discount		(1,327)
Principal, net of Discounts		$ 1,673

Notes Payable Third Parties (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Principal	$ 530,644	$ 313,290
Unamortized discount	(256,157)	(83,745)
Principal net of discount	274,487	229,545
July 19, 2010 [Member] | Investor [Member]
Principal	2,500	2,500
Unamortized discount
Principal net of discount	2,500	2,500
April 28, 2011 [Member] | Investment Firm [Member]
Principal		20,500
Unamortized discount		(1,524)
Principal net of discount		18,976
June 20, 2011 [Member] | Investment Firm [Member]
Principal		53,000
Unamortized discount		(10,497)
Principal net of discount		42,503
August 24, 2011 [Member] | Investment Firm [Member]
Principal		15,000
Unamortized discount		(7,069)
Principal net of discount		7,931
September 1, 2011 [Member] | Investment Firm [Member]
Principal		50,000
Unamortized discount		(18,877)
Principal net of discount		31,123
October 26, 2011 [Member] | Investment Firm [Member]
Principal		12,000
Unamortized discount		(9,835)
Principal net of discount		2,165
October 26, 2011 [Member] | Investment Firm One [Member]
Principal		40,000
Unamortized discount		(29,180)
Principal net of discount		10,820
December 5, 2011 [Member] | Investment Firm [Member]
Principal		18,200
Unamortized discount		(6,763)
Principal net of discount		11,437
February 7, 2012 [Member] | Investment Firm [Member]
Principal	11,200
Unamortized discount	(1,272)
Principal net of discount	9,928
February 10, 2012 [Member] | Investment Firm [Member]
Principal	19,000
Unamortized discount	(6,904)
Principal net of discount	12,096
April 2, 2012 [Member] | Investment Firm [Member]
Principal	75,000
Unamortized discount	(37,808)
Principal net of discount	37,192
April 3, 2012 [Member] | Investment Firm [Member]
Principal	37,500
Unamortized discount	(11,015)
Principal net of discount	26,485
May 21, 2012 [Member] | Investment Firm [Member]
Principal	32,500
Unamortized discount	(13,874)
Principal net of discount	18,626
December 15, 2010 [Member] | Non Affiliate Related Party [Member]
Principal	27,100
Unamortized discount	(21,160)
Principal net of discount	5,940
July 12, 2012 [Member] | Investment Firm [Member]
Principal	26,500
Unamortized discount	(20,691)
Principal net of discount	5,809
December 10, 2010 [Member] | Investment Firm [Member]
Principal	75,674
Unamortized discount	(63,026)
Principal net of discount	12,648
August 1, 2012 [Member] | Investment Firm [Member]
Principal	32,500
Unamortized discount	(20,789)
Principal net of discount	11,711
August 14, 2012 [Member] | Investment Firm [Member]
Principal	42,500
Unamortized discount	(28,830)
Principal net of discount	13,670
January 26, 2012 [Member] | Non Affiliate Related Party [Member]
Principal	36,580
Unamortized discount	(21,543)
Principal net of discount	15,037
August 16, 2012 [Member] | Investment Firm [Member]
Principal	5,000
Unamortized discount	(4,383)
Principal net of discount	617
September 20, 2012 [Member] | Investment Firm [Member]
Principal	5,000
Unamortized discount	(4,862)
Principal net of discount	138
January 17, 2010 [Member] | Advisory Firm [Member]
Principal	53,150	53,150
Unamortized discount
Principal net of discount	53,150	53,150
February 10, 2010 [Member] | Consultant [Member]
Principal	8,580	8,580
Unamortized discount
Principal net of discount	8,580	8,580
February 10, 2010 [Member] | Engineering Firm [Member]
Principal	30,360	30,360
Unamortized discount
Principal net of discount	30,360	30,360
June 7, 2010 [Member] | Investor [Member]
Principal	10,000	10,000
Unamortized discount
Principal net of discount	$ 10,000	$ 10,000

Spin-Off of NexPhase Lighting (Details) (USD $)	3 Months Ended		9 Months Ended		57 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Revenue
Cost of goods sold
Gross profit
Operating expenses:
Investor relations		6,060		124,072	124,072
Occupancy - Headquarters	12,691	12,428	39,251	33,140	90,121
Professional fees	33,142	54,290	80,144	83,224	215,236
Staff compensation	48,361	11,496	70,372	38,766	239,953
Depreciation	325	325	975	975	2,275
Total operating expenses	50,795	149,392	275,166	457,514	1,833,072
Other expenses:
Interest expense	(565,351)	(10,927)	(862,430)	(45,786)	(1,327,265)
Net income (loss) from discontinued operations	80,222	18,200	(54,885)	(196,748)	(593,909)
Spin Off of NexPhase Lighting [Member]
Revenue	102,782	203,024	171,303	282,461
Cost of goods sold		219	828	36,229
Gross profit	102,782	202,805	170,475	246,232
Operating expenses:
General and administrative	713	27,661	11,911	57,175
Investor relations				21,440
Occupancy - Headquarters		6,939		20,406
Professional fees		730		14,609
Staff compensation		135,909	42,504	294,309
Depreciation	5,646	2,142	18,895	6,427
Total operating expenses	6,359	173,381	73,310	414,366
Income (loss) from discontinued operations	96,423	29,424	97,165	(168,134)
Other expenses:
Interest expense	16,201	11,224	152,050	28,614
Net income (loss) from discontinued operations	$ 80,222	$ 18,200	$ (54,885)	$ (196,748)

Spin-Off of NexPhase Lighting (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 30, 2007
Current assets:
Cash in banks		$ 676	$ 84,181	$ 62,428
Total current assets	6,702,678	3,615,778
Property and equipment, net	4,890	5,865
Current liabilities:
Accounts payable	12,815
Accrued interest	62,657	26,767
Spin Off of NexPhase Lighting [Member]
Current assets:
Cash in banks	7,720	41,128
Accounts receivable		2,251
Due from licensee	200,000
Inventories	79,345	74,947
Total current assets	287,065	118,326
Property and equipment, net	85,234	97,979
Marketable securities	2,677,890
Intellectual property	2,989,149	2,989,149
Security deposits	4,120	4,120
Total assets of discontinued operations	6,043,458	3,209,574
Current liabilities:
Accounts payable	56,117	112,046
Accrued interest	46,968	38,244
Sales tax payable	2,679	2,678
Due to Onteco	659,220	405,528
Deferred license fee revenue, current	411,128
Notes payable, non-affiliated related parties	208,309	242,614
Deferred license fee revenue, non current	2,295,459
Total liabilities of discontinued operations	$ 3,679,880	$ 801,110

Spin-Off of NexPhase Lighting (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Amounts due from NexPhase	$ 659,220	$ 405,528

Licensing, Manufacturing and Distribution Agreement (Details Narrative) (USD $)	Jun. 30, 2012
Licensing Manufacturing And Distribution Agreement Details Narrative
Common stock value	$ 2,677,890

Executive Compensation Agreement (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		57 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011 ChiefExecutiveOfficerMember	Dec. 31, 2010 ChiefExecutiveOfficerMember
Executive compensation expenses	$ (90,000)	$ 45,000		$ 135,000	$ 455,000	$ 180,000	$ 180,000
Accrued employee compensation liability						$ 488,000

Loss on Settlement of Debt (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Loss On Settlement Of Debt Details Narrative
Issuance of common stock to a related party	34,530,000
Conversion of notes payable	$ 68,730
Common stock issued, fair value	780,432
Loss on settlements	$ 711,702

Commitments and Contingencies (Details) (USD $)	Sep. 30, 2012
Commitments And Contingencies Details
Remainder of 2012	$ 11,383
2013	45,528
2014	$ 3,794